Segmented Information - Schedule of Segment Information for Operating Results (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Segment Information for Operating Results [Line Items]
Revenue	$ 298,895	$ 215,187
Costs of mine operations	(175,344)	(134,598)
Income (loss) from mine operations	123,551	80,589
Operating income (expenses)	(20,399)	(12,417)
Impairment of investment in associate		(4,251)
Finance items, net	1,805	6,034
Income tax expenses	(26,188)	(20,277)
Net income (loss)	78,769	49,678
Attributable to:
Equity holders of the Company	58,190	36,306
Non-controlling interest	20,579	13,372
Ying Mining District [Member]
Schedule of Segment Information for Operating Results [Line Items]
Revenue	263,515	187,793
Costs of mine operations	(149,462)	(109,891)
Income (loss) from mine operations	114,053	77,902
Operating income (expenses)	(2,748)	(3,335)
Impairment of investment in associate
Finance items, net	1,704	2,237
Income tax expenses	(18,418)	(13,887)
Net income (loss)	94,591	62,917
Attributable to:
Equity holders of the Company	73,771	49,396
Non-controlling interest	20,820	13,521
GC Mine [Member]
Schedule of Segment Information for Operating Results [Line Items]
Revenue	35,380	27,394
Costs of mine operations	(24,117)	(24,312)
Income (loss) from mine operations	11,263	3,082
Operating income (expenses)	(90)	291
Impairment of investment in associate
Finance items, net	297	409
Income tax expenses	(2,983)	(333)
Net income (loss)	8,487	3,449
Attributable to:
Equity holders of the Company	8,402	3,416
Non-controlling interest	85	33
El Domo [Member]
Schedule of Segment Information for Operating Results [Line Items]
Revenue
Costs of mine operations	(1,033)
Income (loss) from mine operations	(1,033)
Operating income (expenses)	46
Impairment of investment in associate
Finance items, net	(217)
Income tax expenses
Net income (loss)	(1,204)
Attributable to:
Equity holders of the Company	(903)
Non-controlling interest	(301)
Condor [Member]
Schedule of Segment Information for Operating Results [Line Items]
Revenue
Costs of mine operations	(316)
Income (loss) from mine operations	(316)
Operating income (expenses)	(6)
Impairment of investment in associate
Finance items, net	3
Income tax expenses
Net income (loss)	(319)
Attributable to:
Equity holders of the Company	(315)
Non-controlling interest	(4)
Other [Member]
Schedule of Segment Information for Operating Results [Line Items]
Revenue
Costs of mine operations	(416)	(395)
Income (loss) from mine operations	(416)	(395)
Operating income (expenses)	(17,601)	(9,373)
Impairment of investment in associate		(4,251)
Finance items, net	18	3,388
Income tax expenses	(4,787)	(6,057)
Net income (loss)	(22,786)	(16,688)
Attributable to:
Equity holders of the Company	(22,765)	(16,506)
Non-controlling interest	$ (21)	$ (182)